Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Partners Fund Summary [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		8.80%	7.27%	4.24%
Partners Fund Summary [Default Label] | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Partners Fund Summary [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.51%	6.18%	2.53%
Partners Fund Summary [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.37%	5.37%	2.86%
Small-Cap Fund Summary [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		9.69%	4.26%	5.45%
Small-Cap Fund Summary [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	9.66%	3.82%	3.83%
Small-Cap Fund Summary [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.76%	3.24%	3.94%
Small-Cap Fund Summary [Default Label] | Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	23.81%	13.86%	12.55%
Small-Cap Fund Summary [Default Label] | Russell 2000 Index
Prospectus [Line Items]
Average Annual Return, Percent		11.54%	7.40%	7.82%
International Fund Summary [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		(1.99%)	(1.74%)	2.75%
International Fund Summary [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	(2.71%)	(2.00%)	2.30%
International Fund Summary [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	(0.52%)	(1.24%)	2.12%
International Fund Summary [Default Label] | FTSE Developed ex-North America Index
Prospectus [Line Items]
Average Annual Return, Percent		2.45%	4.44%	5.14%
Global Fund Summary [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		10.50%	2.84%	4.30%
Global Fund Summary [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]	9.69%	2.02%	3.52%
Global Fund Summary [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]	9.79%	2.02%	3.27%
Global Fund Summary [Default Label] | FTSE Developed Index
Prospectus [Line Items]
Average Annual Return, Percent		17.73%	10.82%	9.77%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[3]	Effective May 1, 2024, the Fund changed its broad-based securities market index to the Russell 3000 Index due to regulatory requirements. The Fund retained the Russell 2000 Index as a performance benchmark because it is more closely aligned with the Fund’s investment strategies and restrictions.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.